Loan receivable (Tables)	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Summary of Information for Loan Receivable

	2018	2017
Loan receivable from Evergreen Medicinal Supply Inc. ("Evergreen") (i)	$265	$265
Add: Accrued interest	49	49
Loan receivable	$314	$314

(i)	The loan is due on demand. The loan accrued interest at 8% per year, up to March 31, 2017, calculated and payable annually in arrears. Refer to Note 11(ii) for details.